Stockholders' Equity - Schedule of Outstanding Warrants (Details) - $ / shares		Sep. 30, 2020		Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Shares Underlying Outstanding Warrants		100,870				2,675,602
Exercise Price						$ 4.38
Warrant [Member]
Shares Underlying Outstanding Warrants		100,870
Exercise Price		$ 7.1875	[1]		$ 0
Expiration Date	[1]	Sep. 24, 2025

[1]	The warrants are exercisable at any time and from time to time, in whole or in part, during a period commencing March 24, 2021 and expiring September 24, 2025. The exercise price of the warrants is $7.1875 per share or $6.9718 per share if the warrants are exercised for cash within the first six months of the period in which they are exercisable.